Allowance for credit losses - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 117,547	$ 67,153
Initial credit provision related to GECAS purchased financial assets with credit deterioration		11,367
Current period provision for expected credit losses	109,692	83,697
Write-offs charged against the allowance	(89,378)	(44,670)
Allowance for credit losses at end of period	137,861	117,547
Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	71,292	59,663
Initial credit provision related to GECAS purchased financial assets with credit deterioration		9,944
Current period provision for expected credit losses	(11,483)	1,685
Write-offs charged against the allowance	(36,784)	0
Allowance for credit losses at end of period	23,025	71,292
Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	40,964	7,490
Initial credit provision related to GECAS purchased financial assets with credit deterioration		0
Current period provision for expected credit losses	122,568	78,144
Write-offs charged against the allowance	(52,594)	(44,670)
Allowance for credit losses at end of period	110,938	40,964
Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	5,291	0
Initial credit provision related to GECAS purchased financial assets with credit deterioration		1,423
Current period provision for expected credit losses	(1,393)	3,868
Write-offs charged against the allowance	0	0
Allowance for credit losses at end of period	$ 3,898	$ 5,291